                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02349

Morgan Stanley Income Securities Inc.
                   (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York   10020
      (Address of principal executive offices)     (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                      (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: September 30, 2004

Date of reporting period: March 31, 2004


Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Income Securities performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

FUND REPORT

For the six-months ended March 31, 2004

MARKET CONDITIONS


During the review period the markets saw a substantial amount of data indicating a stronger economy, including reports of 8.2 percent gross domestic product growth in the third quarter and 4.2 percent growth in the fourth. While such robust growth might typically lead to higher interest rates, rates instead fell during the review period, primarily due to relatively sluggish employment data and to the resulting indications from the Federal Reserve Bank's Open Market Committee (the "Fed") that it would be "patient" with leaving the federal funds rate at low levels. In the Fed's view, the continuing slack in the labor market implied that the economy could continue to grow without creating inflationary pressures; indeed, the Fed viewed rapid growth as an essential buffer against potential deflation.

Against this backdrop, performance varied considerably across the major sectors of the investment-grade fixed-income market. Changes in interest rates were most clearly reflected in the Treasury market, which saw a significant increase in rates in the fourth quarter of 2003 but a decline during the first quarter of 2004 as incoming data failed to confirm the level of strength apparent in the fourth. A combination of improving economic conditions, broad-based profit growth and increased liquidity buoyed the credit markets, which outperformed Treasuries. Investors' increasing appetite for risk led to substantial outperformance by lower-rated issues, with BBB-rated debt outpacing the highest-quality bonds by more than 200 basis points. Investors' affinity for risk was especially apparent in the performance of longer-dated corporate securities, which performed strongly as investors sought the additional yield they offered relative to intermediate-term securities.

PERFORMANCE ANALYSIS


For the six-month period ended March 31, 2004, the net asset value (NAV) of Morgan Stanley Income Securities Inc. (ICB) increased from $17.42 to $17.81 per share. Based on this change plus reinvestment of dividends totaling $0.48 per share, the Fund's total NAV return was 5.25 percent. ICB's value on the New York Stock Exchange (NYSE) increased from $15.87 to $16.40 per share during the same period. Based on this change plus reinvestment of dividends, the Fund's total market return was 6.39 percent. On March 31, 2004, ICB's NYSE market price was at a 7.92 percent discount to its NAV.

Monthly dividends for the second quarter of the year declared in March remained unchanged at $0.08 per share to reflect the Fund's current and projected earnings levels. The Fund's level of undistributed net investment income was $0.01 per share on March 31, 2004, versus $0.03 per share six months earlier.

The greatest contribution to the Fund's performance came from its positions in corporate bonds, which benefited from strong sector and issue selection. For example, ICB benefited from our decision to emphasize the insurance sector, which we felt to be one of the few high-quality areas of the market still offering good value. We also deemphasized the banking and food and beverage sectors, all of which underperformed the market during the period. We used our quantitative risk model and fundamental research to initiate several new positions to increase the credit sensitivity of the Fund by supplementing its holdings of BBB-rated securities. Because the lower-rated bonds outperformed the highest-quality tiers of the market, this strategy ensured the Fund's participation in that outperformance.

ICB's performance was adversely affected by our interest-rate strategy. Based on our analysis of the economy and the yield curve, we chose to maintain a relatively low level of interest-rate sensitivity in anticipation of higher rates in the event of sustained job growth. We implemented this strategy by deemphasizing the five-year portion of the yield curve. This stance limited the Fund's interest-rate sensitivity during a period of generally falling rates and caused it to miss much of the rally in the five-year section of the curve.

The Fund's procedure for reinvestment of all dividends and distributions on common shares is through purchases in the open market. This method helps support the market value of the Fund's shares. In addition, we would like to remind you that the Directors have approved a procedure whereby the Fund may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

   PORTFOLIO COMPOSITION
   Corporate Debt -- Non-Convertible                   93.1%
   Foreign Government Bonds                             4.4%
   Short-Term Investments                               2.0%
   Asset-Backed Securities                              0.5%

   LONG-TERM CREDIT ANALYSIS
   AAA                                                  4.7%
   AA                                                   1.6%
   A                                                   17.5%
   BBB                                                 63.7%
   BB                                                  10.3%
   B                                                    2.2%

Data as of March 31, 2004. Subject to change daily. Portfolio composition percentages are as a percentage of total investments and long-term credit analysis is as a percentage of total long-term investments. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

RESULTS OF ANNUAL SHAREHOLDER MEETING

ON DECEMBER 16, 2003, AN ANNUAL MEETING OF THE FUND'S SHAREHOLDERS WAS HELD FOR THE PURPOSE OF VOTING ON THE FOLLOWING MATTER, THE RESULTS OF WHICH WERE AS
FOLLOWS:

(1) ELECTION OF DIRECTORS:

-----------------------------------------------------
MICHAEL BOZIC
FOR:                                        7,815,970
WITHHELD:                                     256,397
-----------------------------------------------------
CHARLES A. FIUMEFREDDO
FOR:                                        7,812,502
WITHHELD:                                     259,865
-----------------------------------------------------
EDWIN J. GARN
FOR:                                        7,805,453
WITHHELD:                                     266,915
-----------------------------------------------------
WAYNE E. HEDIEN
FOR:                                        7,813,279
WITHHELD:                                     259,088
-----------------------------------------------------
JAMES F. HIGGINS
FOR:                                        7,817,761
WITHHELD:                                     254,607
-----------------------------------------------------
MANUEL H. JOHNSON
FOR:                                        7,816,224
WITHHELD:                                     256,144
-----------------------------------------------------
JOSEPH K. KEARNS
FOR:                                        7,817,338
WITHHELD:                                     255,030
-----------------------------------------------------
MICHAEL E. NUGENT
FOR:                                        7,812,993
WITHHELD:                                     259,374
-----------------------------------------------------
PHILIP J. PURCELL
FOR:                                        7,814,317
WITHHELD:                                     258,050
-----------------------------------------------------
FERGUS REID
FOR:                                        7,812,556
WITHHELD:                                     259,811
-----------------------------------------------------

Morgan Stanley Income Securities Inc.
PORTFOLIO OF INVESTMENTS - MARCH 31, 2004 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Corporate Bonds (91.6%)
            Aerospace & Defense (1.9%)
 $   875    Lockheed Martin Corp. ....................................   8.20%   12/01/09   $  1,083,152
     170    Lockheed Martin Corp. ....................................   8.50    12/01/29        228,740
   1,400    Raytheon Co. .............................................   4.85    01/15/11      1,457,891
     703    Systems 2001 Asset Trust - 144A*..........................   6.664   09/15/13        790,099
                                                                                            ------------
                                                                                               3,559,882
                                                                                            ------------
            Air Freight/Couriers (1.2%)
   2,000    FedEx Corp................................................   7.25    02/15/11      2,344,360
                                                                                            ------------

            Airlines (0.8%)
   1,512    Continental Airlines, Inc.................................   6.90    01/02/18      1,508,266
                                                                                            ------------

            Beverages: Alcoholic (0.5%)
     835    Miller Brewing Co. - 144A*................................   4.25    08/15/08        865,056
                                                                                            ------------

            Broadcasting (0.9%)
   1,430    Clear Channel Communications, Inc. .......................   7.65    09/15/10      1,699,310
                                                                                            ------------

            Cable/Satellite TV (3.0%)
   1,365    Comcast Cable Communications Inc. ........................   6.75    01/30/11      1,552,193
   1,400    Comcast Cable Communications Inc. ........................   7.125   06/15/13      1,621,596
     750    Comcast Cable Communications Inc. ........................   8.375   05/01/07        871,665
     450    Comcast Corp. ............................................   6.50    01/15/15        498,976
     710    Echostar DBS Corp. - 144A*................................   6.375   10/01/11        757,925
     390    TCI Communications, Inc. .................................   7.875   02/15/26        463,174
                                                                                            ------------
                                                                                               5,765,529
                                                                                            ------------
            Casino/Gaming (3.0%)
   1,590    Harrah's Operating Co., Inc. .............................   8.00    02/01/11      1,912,450
     940    MGM Mirage Inc. ..........................................   8.50    09/15/10      1,102,150
   1,955    Park Place Entertainment Corp. ...........................   7.50    09/01/09      2,216,481
     400    Station Casinos, Inc - 144A*..............................   6.00    04/01/12        416,000
                                                                                            ------------
                                                                                               5,647,081
                                                                                            ------------
            Chemicals: Major Diversified (0.3%)
     540    ICI Wilmington Inc. ......................................   4.375   12/01/08        554,153
                                                                                            ------------

            Chemicals: Specialty (0.0%)
      50    FMC Corp. ................................................  10.25    11/01/09         59,000
                                                                                            ------------

                                                                               5
                       See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
PORTFOLIO OF INVESTMENTS - MARCH 31, 2004 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Computer Communications (0.1%)
 $   178    Avaya, Inc. ..............................................  11.125%  04/01/09   $    213,155

            Containers/Packaging (1.2%)
     535    Owens-Brockway Glass Containers Corp......................   7.75    05/15/11        561,750
     525    Owens-Brockway Glass Containers Corp......................   8.75    11/15/12        573,562
     505    Packaging Corp. of America................................   5.75    08/01/13        532,330
     725    Sealed Air Corp. - 144A*..................................   5.625   07/15/13        761,270
                                                                                            ------------
                                                                                               2,428,912
                                                                                            ------------
            Department Stores (2.3%)
   2,800    Federated Department Stores, Inc. ........................   6.625   09/01/08      3,175,654
     610    May Department Stores Co., Inc. ..........................   5.95    11/01/08        672,549
     265    May Department Stores Co., Inc. ..........................   6.70    09/15/28        291,529
     165    May Department Stores Co., Inc. ..........................   6.90    01/15/32        184,626
                                                                                            ------------
                                                                                               4,324,358
                                                                                            ------------
            Electric Utilities (10.5%)
     645    Appalachian Power Co. (Series H)..........................   5.95    05/15/33        645,731
     530    Cincinnati Gas & Electric Co. ............................   5.70    09/15/12        572,556
     365    Cincinnati Gas & Electric Co. (Series A)..................   5.40    06/15/33        343,151
     290    Cincinnati Gas & Electric Co. (Series B)..................   5.375   06/15/33        271,630
     805    Columbus Southern Power Co. (Series D)....................   6.60    03/01/33        894,100
     625    Consolidated Natural Gas Co. (Series A)...................   5.00    03/01/14        636,759
     625    Constellation Energy Group................................   7.60    04/01/32        748,458
   1,775    Consumers Energy Co. .....................................   4.00    05/15/10      1,758,145
      90    Consumers Energy Co. .....................................   4.80    02/17/09         94,160
     195    Consumers Energy Co. .....................................   5.375   04/15/13        200,843
     345    DPL Inc. .................................................   8.25    03/01/07        365,700
     835    Duquesne Light Co. .......................................   6.70    04/15/12        964,366
     570    Entergy Gulf States, Inc. ................................   3.60    06/01/08        569,221
   1,645    Exelon Corp. .............................................   6.75    05/01/11      1,884,255
   1,505    FirstEnergy Corp. (Series B)..............................   6.45    11/15/11      1,650,720
     355    FirstEnergy Corp. (Series C)..............................   7.375   11/15/31        397,202
     215    Indianapolis Power & Light Co. - 144A*....................   6.30    07/01/13        235,876
     460    Monongahela Power Co. ....................................   5.00    10/01/06        471,500
     330    Nevada Power Co. - 144A*..................................   9.00    08/15/13        372,075
     585    Ohio Edison Co. ..........................................   5.45    05/01/15        596,725
     675    Ohio Power Co. ...........................................   6.60    02/15/33        749,651
   1,275    Pacific Gas & Electric Co. ...............................   6.05    03/01/34      1,294,963
     235    Panhandle Eastern Pipe Line Co. - 144A*...................   2.75    03/15/07        234,953
     100    PSEG Energy Holdings Inc. ................................   7.75    04/16/07        106,250
     600    PSEG Energy Holdings Inc. ................................   8.625   02/15/08        651,000

6
                       See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
PORTFOLIO OF INVESTMENTS - MARCH 31, 2004 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
 $   300    Reliant Energy Resources Corp. ...........................   7.75%   02/15/11   $    342,549
     250    Southern California Edison Co. ...........................   5.00    01/15/14        257,211
     570    Texas Eastern Transmission, L.P. .........................   7.00    07/15/32        644,106
     220    TXU Corp. ................................................   6.375   06/15/06        238,425
   1,355    TXU Energy Co. ...........................................   7.00    03/15/13      1,555,959
      55    Wisconsin Electric Power Co. .............................   5.625   05/15/33         55,612
     270    Wisconsin Energy Corp. ...................................   6.20    04/01/33        281,297
                                                                                            ------------
                                                                                              20,085,149
                                                                                            ------------
            Electronic Distributors (0.1%)
     165    Avnet Inc. ...............................................   9.75    02/15/08        193,050
                                                                                            ------------

            Electronic Equipment/Instruments (0.4%)
     870    Xerox Corp. ..............................................   7.125   06/15/10        926,550
                                                                                            ------------

            Environmental Services (2.2%)
     310    Allied Waste North America, Inc. .........................   8.50    12/01/08        348,750
     205    Allied Waste North America, Inc. - 144A*..................   6.50    11/15/10        210,381
     715    Republic Services Inc. ...................................   6.75    08/15/11        822,226
   2,230    USA Waste Services, Inc. .................................   7.125   10/01/07      2,540,715
     235    Waste Management, Inc. ...................................   7.375   05/15/29        273,065
                                                                                            ------------
                                                                                               4,195,137
                                                                                            ------------
            Finance/Rental/Leasing (5.2%)
   3,520    Ford Motor Credit Co. ....................................   7.25    10/25/11      3,817,947
   2,615    Ford Motor Credit Co. ....................................   7.375   10/28/09      2,873,634
     900    Hertz Corp. ..............................................   7.625   08/15/07        995,275
     350    MBNA America Bank NA......................................   7.125   11/15/12        413,459
   1,810    MBNA Corp. ...............................................   6.125   03/01/13      2,011,839
                                                                                            ------------
                                                                                              10,112,154
                                                                                            ------------
            Financial Conglomerates (4.4%)
     675    General Motors Acceptance Corp. ..........................   4.50    07/15/06        697,890
   4,120    General Motors Acceptance Corp. ..........................   6.875   09/15/11      4,476,384
   2,020    General Motors Acceptance Corp. ..........................   8.00    11/01/31      2,242,442
     765    Prudential Holdings, LLC (Series C) - 144A*...............   8.695   12/18/23      1,008,696
                                                                                            ------------
                                                                                               8,425,412
                                                                                            ------------
            Food Retail (1.3%)
     680    Albertson's, Inc. ........................................   7.50    02/15/11        799,139
   1,360    Kroger Co. ...............................................   7.50    04/01/31      1,609,431
                                                                                            ------------
                                                                                               2,408,570
                                                                                            ------------

                                                                               7
                       See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
PORTFOLIO OF INVESTMENTS - MARCH 31, 2004 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Food: Major Diversified (0.2%)
 $   410    Kraft Foods Inc. .........................................   6.25%   06/01/12   $    460,433
                                                                                            ------------

            Food: Meat/Fish/Dairy (0.8%)
      95    Smithfield Foods Inc. ....................................   7.75    05/15/13        104,975
   1,190    Smithfield Foods Inc. (Series B)..........................   8.00    10/15/09      1,335,775
                                                                                            ------------
                                                                                               1,440,750
                                                                                            ------------
            Forest Products (2.2%)
     135    Weyerhaeuser Co. .........................................   6.00    08/01/06        145,920
   3,600    Weyerhaeuser Co. .........................................   6.75    03/15/12      4,073,094
                                                                                            ------------
                                                                                               4,219,014
                                                                                            ------------
            Gas Distributors (0.7%)
     585    Nisource Finance Corp. ...................................   7.625   11/15/05        636,703
      91    Ras Laffan Liquid Natural Gas Co. Ltd. - 144A* (Qatar)....   7.628   09/15/06         96,716
     440    Ras Laffan Liquid Natural Gas Co. Ltd. - 144A* (Qatar)....   8.294   03/15/14        530,200
                                                                                            ------------
                                                                                               1,263,619
                                                                                            ------------
            Home Building (1.6%)
     630    Centex Corp. .............................................   7.875   02/01/11        758,519
     685    D.R. Horton, Inc. ........................................   6.875   05/01/13        763,775
     640    Pulte Homes, Inc. ........................................   6.375   05/15/33        639,944
     680    Pulte Homes, Inc. ........................................   7.875   08/01/11        817,248
                                                                                            ------------
                                                                                               2,979,486
                                                                                            ------------
            Home Furnishings (0.4%)
     600    Mohawk Industries, Inc. ..................................   7.20    04/15/12        698,681
                                                                                            ------------

            Hospital/Nursing Management (2.4%)
   1,475    Columbia/HCA Healthcare Corp. ............................   7.19    11/15/15      1,628,608
      85    Columbia/HCA Healthcare Corp. ............................   9.00    12/15/14        105,475
     640    HCA, Inc. ................................................   6.30    10/01/12        671,919
     910    Manor Care, Inc. .........................................   8.00    03/01/08      1,045,363
     584    Tenet Healthcare Corp. ...................................   6.875   11/15/31        486,180
     750    Tenet Healthcare Corp. ...................................   7.375   02/01/13        680,625
                                                                                            ------------
                                                                                               4,618,170
                                                                                            ------------

8
                       See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
PORTFOLIO OF INVESTMENTS - MARCH 31, 2004 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Hotels/Resorts/Cruiselines (2.6%)
 $ 1,370    Hilton Hotels Corp. ......................................  7.625%   12/01/12   $  1,580,638
   1,140    Hyatt Equities LLC - 144A*................................   6.875   06/15/07      1,236,873
     285    Marriott International, Inc. (Series E)...................   7.00    01/15/08        326,048
     235    Starwood Hotels & Resorts Worldwide Inc. .................   7.375   05/01/07        256,738
   1,455    Starwood Hotels & Resorts Worldwide Inc. .................   7.875   05/01/12      1,651,425
                                                                                            ------------
                                                                                               5,051,722
                                                                                            ------------
            Industrial Conglomerates (1.1%)
     580    Hutchison Whampoa International Ltd. - 144A* (Virgin
              Islands)................................................   5.45    11/24/10        600,306
     730    Hutchison Whampoa International Ltd. - 144A* (Virgin
              Islands)................................................   6.50    02/13/13        778,306
     150    Tyco International Group S.A. (Luxembourg)................   5.80    08/01/06        159,454
     520    Tyco International Group S.A. (Luxembourg)................   6.375   10/15/11        569,622
      55    Tyco International Group S.A. (Luxembourg)................   6.75    02/15/11         61,332
                                                                                            ------------
                                                                                               2,169,020
                                                                                            ------------
            Industrial Machinery (0.7%)
   1,120    Kennametal Inc. ..........................................   7.20    06/15/12      1,247,326
                                                                                            ------------

            Information Technology Services (0.8%)
     560    Electronic Data Systems Corp. ............................   7.125   10/15/09        598,711
     885    Electronic Data Systems Corp. (Series B)..................   6.00    08/01/13        860,397
                                                                                            ------------
                                                                                               1,459,108
                                                                                            ------------
            Insurance Broker/Services (1.6%)
   1,150    Farmers Exchange Capital - 144A*..........................   7.05    07/15/28      1,169,448
   1,580    Farmers Insurance Exchange - 144A*........................   8.625   05/01/24      1,864,590
                                                                                            ------------
                                                                                               3,034,038
                                                                                            ------------
            Integrated Oil (1.6%)
   1,665    Amerada Hess Corp. .......................................   7.875   10/01/29      1,890,270
      60    Petro-Canada (Canada).....................................   4.00    07/15/13         57,176
   1,150    Petro-Canada (Canada).....................................   5.35    07/15/33      1,068,709
                                                                                            ------------
                                                                                               3,016,155
                                                                                            ------------
            Major Telecommunications (6.6%)
   2,895    AT&T Corp. ...............................................   8.75    11/15/31      3,426,673
   1,460    Deutsche Telekom International Finance Corp.
              (Netherlands)...........................................   8.75    06/15/30      1,921,021
     580    France Telecom S.A. (France)..............................   9.75    03/01/31        786,790
   1,495    GTE Corp..................................................   6.94    04/15/28      1,628,885
   1,720    Sprint Capital Corp. .....................................   8.375   03/15/12      2,098,075

                                                                               9
                       See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
PORTFOLIO OF INVESTMENTS - MARCH 31, 2004 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
 $   485    Sprint Capital Corp. .....................................   8.75%   03/15/32   $    615,211
     400    Verizon Global Funding Corp. .............................   7.75    12/01/30        487,742
   1,515    Verizon New England Inc. .................................   6.50    09/15/11      1,713,109
                                                                                            ------------
                                                                                              12,677,506
                                                                                            ------------
            Managed Health Care (1.5%)
     770    Aetna, Inc. ..............................................   7.875   03/01/11        937,823
   1,560    Health Net, Inc. .........................................   8.375   04/15/11      1,923,265
                                                                                            ------------
                                                                                               2,861,088
                                                                                            ------------
            Media Conglomerates (4.9%)
   2,210    AOL Time Warner Inc. .....................................   6.875   05/01/12      2,533,064
   2,160    AOL Time Warner Inc. .....................................   7.625   04/15/31      2,536,516
     410    AOL Time Warner Inc. .....................................   7.70    05/01/32        486,521
     140    News America Holdings Inc. ...............................   7.75    01/20/24        166,054
   3,000    News America Inc. ........................................   7.25    05/18/18      3,551,205
     105    News America Inc. ........................................   7.30    04/30/28        120,712
      40    Time Warner Inc. .........................................   6.625   05/15/29         41,953
                                                                                            ------------
                                                                                               9,436,025
                                                                                            ------------
            Medical Distributors (0.3%)
     555    AmerisourceBergen Corp. ..................................   8.125   09/01/08        621,600
                                                                                            ------------

            Miscellaneous Commercial Services (0.4%)
     245    Iron Mountain Inc. .......................................   6.625   01/01/16        238,875
     487    Iron Mountain Inc. .......................................   7.75    01/15/15        513,785
                                                                                            ------------
                                                                                                 752,660
                                                                                            ------------
            Motor Vehicles (2.9%)
   2,955    DaimlerChrysler North American Holdings Co. ..............   7.30    01/15/12      3,412,372
     750    DaimlerChrysler North American Holdings Co. ..............   8.00    06/15/10        884,213
     830    DaimlerChrysler North American Holdings Co. ..............   8.50    01/18/31      1,023,773
     270    Ford Motor Co. ...........................................   7.45    07/16/31        270,425
                                                                                            ------------
                                                                                               5,590,783
                                                                                            ------------
            Multi-Line Insurance (0.9%)
   1,125    Nationwide Mutual Insurance Co. - 144A*...................   7.50    02/15/24      1,164,601
     480    Nationwide Mutual Insurance Co. - 144A*...................   8.25    12/01/31        610,463
                                                                                            ------------
                                                                                               1,775,064
                                                                                            ------------
            Oil & Gas Pipelines (0.8%)
     950    GulfTerra Energy Partners, L.P. ..........................   6.25    06/01/10      1,040,250
     477    GulfTerra Energy Partners, L.P. ..........................   8.50    06/01/10        553,320
                                                                                            ------------
                                                                                               1,593,570
                                                                                            ------------

10
                       See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
PORTFOLIO OF INVESTMENTS - MARCH 31, 2004 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Oil & Gas Production (3.7%)
 $   245    Kerr-McGee Corp. .........................................  5.875%   09/15/06   $    264,116
     565    Kerr-McGee Corp. .........................................   6.875   09/15/11        643,238
   1,675    Kerr-McGee Corp. .........................................   7.875   09/15/31      1,996,128
     765    Nexen Inc. (Canada).......................................   5.05    11/20/13        781,988
     765    Pemex Project Funding Master Trust........................   7.375   12/15/14        854,888
   1,200    Pemex Project Funding Master Trust........................   8.00    11/15/11      1,402,200
     125    Pemex Project Funding Master Trust........................   8.625   02/01/22        145,000
     910    Vintage Petroleum, Inc. ..................................   7.875   05/15/11        982,800
                                                                                            ------------
                                                                                               7,070,358
                                                                                            ------------
            Oil Refining/Marketing (0.8%)
     365    Ashland Inc. .............................................   7.83    08/15/05        391,790
   1,015    Marathon Oil Corp. .......................................   6.80    03/15/32      1,143,072
                                                                                            ------------
                                                                                               1,534,862
                                                                                            ------------
            Oilfield Services/Equipment (0.1%)
     100    Key Energy Services, Inc. ................................   6.375   05/01/13        103,000
                                                                                            ------------

            Other Consumer Services (1.3%)
   1,120    Cendant Corp. ............................................   7.125   03/15/15      1,301,731
     980    Cendant Corp. ............................................   7.375   01/15/13      1,151,635
                                                                                            ------------
                                                                                               2,453,366
                                                                                            ------------
            Other Metals/Minerals (1.5%)
   1,660    Inco Ltd. (Canada)........................................   7.20    09/15/32      1,923,820
     720    Inco Ltd. (Canada)........................................   7.75    05/15/12        871,232
                                                                                            ------------
                                                                                               2,795,052
                                                                                            ------------
            Pharmaceuticals: Major (0.3%)
     465    Schering-Plough Corp. ....................................   5.30    12/01/13        486,095
                                                                                            ------------

            Property/Casualty Insurance (0.8%)
   1,400    Mantis Reef Ltd. - 144A* (Australia)......................   4.692   11/14/08      1,443,264
                                                                                            ------------

            Pulp & Paper (2.7%)
   1,225    Abitibi-Consolidated Inc. (Canada)........................   8.55    08/01/10      1,341,048
     485    Abitibi-Consolidated Inc. (Canada)........................   8.85    08/01/30        495,056
   1,680    Bowater Canada Finance (Canada)...........................   7.95    11/15/11      1,799,700
   1,140    International Paper Co. ..................................   4.25    01/15/09      1,170,907
     455    Sappi Papier Holding AG - 144A* (Austria).................   6.75    06/15/12        514,190
                                                                                            ------------
                                                                                               5,320,901
                                                                                            ------------

                                                                              11
                       See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
PORTFOLIO OF INVESTMENTS - MARCH 31, 2004 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Real Estate Development (0.7%)
 $ 1,016    World Financial Properties - 144A*........................   6.91%   09/01/13   $  1,150,600
     227    World Financial Properties - 144A*........................   6.95    09/01/13        258,119
                                                                                            ------------
                                                                                               1,408,719
                                                                                            ------------
            Real Estate Investment Trusts (2.0%)
   1,615    EOP Operating L.P. .......................................   6.763   06/15/07      1,808,981
     140    EOP Operating L.P. .......................................   7.875   07/15/31        169,481
     100    iStar Financial, Inc. ....................................   7.00    03/15/08        109,250
     240    iStar Financial, Inc. ....................................   8.75    08/15/08        279,600
     775    Reckson Operating Partnership.............................   5.15    01/15/11        792,025
     470    Rouse Co. (The)...........................................   3.625   03/15/09        466,286
     210    Rouse Co. (The)...........................................   5.375   11/26/13        216,033
                                                                                            ------------
                                                                                               3,841,656
                                                                                            ------------
            Restaurants (0.2%)
     380    Tricon Global Restaurants, Inc. ..........................   8.875   04/15/11        476,425
                                                                                            ------------

            Savings Banks (0.9%)
   1,335    Washington Mutual Inc. ...................................   8.25    04/01/10      1,634,077
                                                                                            ------------

            Specialty Stores (0.4%)
     750    Toys 'R' Us, Inc. ........................................   7.375   10/15/18        738,750
                                                                                            ------------

            Tobacco (1.0%)
     570    Altria Group, Inc. .......................................   7.00    11/04/13        629,275
   1,135    Altria Group, Inc. .......................................   7.75    01/15/27      1,268,631
                                                                                            ------------
                                                                                               1,897,906
                                                                                            ------------
            Utilities (0.2%)
     305    Texas-New Mexico Power Co. ...............................   6.25    01/15/09        324,257
                                                                                            ------------

            Wireless Telecommunications (0.7%)
     330    AT&T Wireless Services Inc. ..............................   7.875   03/01/11        394,184
     760    AT&T Wireless Services Inc. ..............................   8.75    03/01/31        989,297
                                                                                            ------------
                                                                                               1,383,481
                                                                                            ------------
            Total Corporate Bonds (Cost $160,554,431)....................................    175,193,071
                                                                                            ------------

12
                       See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
PORTFOLIO OF INVESTMENTS - MARCH 31, 2004 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Foreign Government Obligations (4.3%)
 $ 3,000    Israel (State of) (Israel)................................   7.25%   12/15/28   $  3,417,216
     590    United Mexican States (Mexico)............................   8.30    08/15/31        694,725
   3,395    United Mexican States (Mexico)............................   8.375   01/14/11      4,135,110
                                                                                            ------------
            Total Foreign Government Obligations (Cost $6,994,143).......................      8,247,051
                                                                                            ------------
            Asset-Backed Securities (0.5%)
            Finance/Rental/Leasing
     900    Chase Manhattan Auto Owners Trust (Cost $911,109).........   2.83    09/15/10        908,549
                                                                                            ------------
            Short-Term Investments (2.0%)
            U.S. Government Obligation (a) (0.4%)
     800    U.S. Treasury Bill** (Cost $796,189)......................   0.98    09/23/04        796,189
                                                                                            ------------
            Repurchase Agreement (1.6%)
   3,078    Joint repurchase agreement account (dated 03/31/04;
              proceeds $3,078,090) (b) (Cost $3,078,000)..............   1.055   04/01/04      3,078,000
                                                                                            ------------
            Total Short-Term Investments (Cost $3,874,189)...............................      3,874,189
                                                                                            ------------

            Total Investments (Cost $172,333,872) (c)(d).........................    98.4%     188,222,860

            Other Assets in Excess of Liabilities................................     1.6        3,098,206
                                                                                    -----     ------------
            Net Assets...........................................................   100.0%    $191,321,066
                                                                                    =====     ============

---------------------

    *      Resale is restricted to qualified institutional investors.
    **     This security has been physically segregated in connection with open futures contracts in the amount of $796,189.
    (a)    Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
    (b)    Collateralized by federal agency and U.S. Treasury obligations.
    (c)    Securities have been designated as collateral in an amount equal to $45,406,366 in connection with open futures contracts.
    (d)    The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $16,326,016, and the aggregate gross unrealized depreciation is $437,028, resulting in net unrealized appreciation of $15,888,988.

                                                                              13
                       See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
PORTFOLIO OF INVESTMENTS - MARCH 31, 2004 (UNAUDITED) continued

Futures Contracts Open at March 31, 2004:

                                  DESCRIPTION,            UNDERLYING
NUMBER OF                       DELIVERY MONTH,          FACE AMOUNT     UNREALIZED
CONTRACTS   LONG/SHORT              AND YEAR               AT VALUE     DEPRECIATION
---------   ----------   ------------------------------  ------------   -------------
   380         Short      U.S. Treasury Notes 10 Year
                                   June 2004             $(43,854,375)    $(917,694)
    29         Short      U.S. Treasury Bonds 20 Year
                                   June 2004              (3,307,813)       (43,064)
                                                                          ---------
            Total Unrealized Depreciation............................     $(960,758)
                                                                          =========

14
                       See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
March 31, 2004 (unaudited)

Assets:
Investments in securities, at value
  (cost $172,333,872).......................................  $188,222,860
Receivable for:
    Interest................................................     3,080,738
    Investments sold........................................       618,380
Prepaid expenses and other assets...........................         4,210
                                                              ------------
    Total Assets............................................   191,926,188
                                                              ------------
Liabilities:
Payable for:
    Variation margin........................................       233,688
    Investments purchased...................................       109,574
    Investment management fee...............................        86,826
    Capital stock repurchased...............................        74,271
Accrued expenses and other payables.........................       100,763
                                                              ------------
    Total Liabilities.......................................       605,122
                                                              ------------
    Net Assets..............................................  $191,321,066
                                                              ============
Composition of Net Assets:
Paid-in-capital.............................................  $198,452,911
Net unrealized appreciation.................................    14,928,230
Accumulated undistributed net investment income.............        87,829
Accumulated net realized loss...............................   (22,147,904)
                                                              ------------
    Net Assets..............................................  $191,321,066
                                                              ============
Net Asset Value Per Share,
(10,739,718 shares outstanding (15,000,000 shares authorized
of $.01 par value)..........................................        $17.81
                                                              ============

                                                                              15
                       See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended March 31, 2004 (unaudited)

Net Investment Income:
Interest Income.............................................  $ 5,603,600
                                                              -----------
Expenses
Investment management fee...................................      477,968
Transfer agent fees and expenses............................       70,678
Professional fees...........................................       27,679
Shareholder reports and notices.............................       20,079
Custodian fees..............................................       11,370
Registration fees...........................................        9,878
Directors' fees and expenses................................        5,606
Other.......................................................        8,807
                                                              -----------
    Total Expenses..........................................      632,065
                                                              -----------
    Net Investment Income...................................    4,971,535
                                                              -----------
Net Realized and Unrealized Gain (Loss):
Net Realized Gain/Loss on:
Investments.................................................    2,302,133
Futures contracts...........................................   (2,266,794)
                                                              -----------
    Net Realized Gain.......................................       35,339
                                                              -----------
Net Change in Unrealized Appreciation/Depreciation on:
Investments.................................................    3,423,828
Futures contracts...........................................      769,549
                                                              -----------
    Net Appreciation........................................    4,193,377
                                                              -----------
    Net Gain................................................    4,228,716
                                                              -----------
Net Increase................................................  $ 9,200,251
                                                              ===========

16
                       See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                               FOR THE SIX        FOR THE YEAR
                                                               MONTHS ENDED          ENDED
                                                              MARCH 31, 2004   SEPTEMBER 30, 2003
                                                              --------------   ------------------
                                                               (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................   $  4,971,535       $ 10,823,543
Net realized gain...........................................         35,339          1,946,101
Net change in unrealized depreciation.......................      4,193,377         11,421,115
                                                               ------------       ------------
    Net Increase............................................      9,200,251         24,190,759
Dividends to shareholders from net investment income........     (5,207,293)       (10,354,979)

Decrease from capital stock transactions....................     (2,974,335)        (5,993,886)
                                                               ------------       ------------
    Net Increase............................................      1,018,623          7,841,894
Net Assets:
Beginning of period.........................................    190,302,443        182,460,549
                                                               ------------       ------------
End of Period
(Including accumulated undistributed net investment income
of $87,829 and $323,587, respectively)......................   $191,321,066       $190,302,443
                                                               ============       ============

                                                                              17
                       See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2004 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Income Securities Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund's primary investment objective is to provide as high a level of current income as is consistent with prudent investment and, as a secondary objective, capital appreciation. The Fund commenced operations on April 6, 1973.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Directors or by the Investment Manager using a pricing service and/or procedures approved by the Directors of the Fund;
(7) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Directors; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at

Morgan Stanley Income Securities Inc.
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2004 (UNAUDITED) continued

amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Morgan Stanley Income Securities Inc.
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2004 (UNAUDITED) continued

2. Investment Management Agreement

Pursuant to an Investment Management Agreement, the Fund pays a management fee, accrued weekly and payable monthly, by applying the annual rate of 0.50% to the Fund's weekly net assets.

3. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales/prepayments of portfolio securities, excluding short-term investments, for the six months ended March 31, 2004 aggregated $31,583,851 and $36,866,939, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager, is the Fund's transfer agent. At March 31, 2004, the Fund had transfer agent fees and expenses payable of approximately $9,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. Aggregate pension costs for the six months ended March 31, 2004 included in Directors' fees and expenses in the Statement of Operations amounted to $3,706. At March 31, 2004, the Fund had an accrued pension liability of $60,189 which is included in accrued expenses in the Statement of Assets and Liabilities.

On December 2, 2003, the Directors voted to close the plan to new participants, eliminate the future benefits growth due to increases to compensation after July 31, 2003 and effective April 1, 2004, establish an unfunded deferred compensation plan which allows each independent Director to defer payment of all or a portion of the fees he receives for serving on the Board of Directors throughout the year.

4. Capital Stock

Transactions in capital stock were as follows:

                                                                                         CAPITAL
                                                                                         PAID IN
                                                                           PAR VALUE    EXCESS OF
                                                                SHARES     OF SHARES    PAR VALUE
                                                              ----------   ---------   ------------
Balance, September 30, 2002.................................  11,309,018    113,088    $213,963,719
Treasury shares purchased and retired (weighted average
  discount 7.46%)*..........................................    (386,500)    (3,865)     (5,990,021)
Reclassification due to permanent book/tax differences......      --          --         (6,655,675)
                                                              ----------   --------    ------------
Balance, September 30, 2003.................................  10,922,518   $109,223    $201,318,023
Treasury shares purchased and retired (weighted average
  discount 7.34%)*..........................................    (182,800)    (1,828)     (2,972,507)
                                                              ----------   --------    ------------
Balance, March 31, 2004.....................................  10,739,718   $107,395    $198,345,516
                                                              ==========   ========    ============

---------------------
   * The Directors have voted to retire the shares purchased.

Morgan Stanley Income Securities Inc.
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2004 (UNAUDITED) continued

5. Dividends

On March 30 , 2004, the Fund declared the following dividends from net investment income:

 AMOUNT         RECORD           PAYABLE
PER SHARE        DATE             DATE
---------   --------------  -----------------
  $0.08     April 16, 2004   April 30, 2004
  $0.08      May 7, 2004      May 21, 2004
  $0.08      June 4, 2004     June 18, 2004

6. Purpose of Risks Relating to Certain Financial Instruments

To hedge against adverse interest rate and market risks, the Fund may enter into interest rate futures contracts ("future contracts").

These futures contracts involve element of market risk in excess of the amount reflected in the Statement of assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

7. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of September 30, 2003, the Fund had a net capital loss carryforward of $23,866,694 of which $2,634,142 will expire on September 30, 2004, $1,998,583 will expire on September 30, 2009, $9,696,127 will expire on September 30, 2010 and $9,537,842 will expire on September 30, 2011 to offset future capital gains to the extent provided by regulations.

As of September 30, 2003, the Fund had temporary book/tax differences primarily attributable to book amortization of premiums on debt securities and market-to-market of open futures contracts.

Morgan Stanley Income Securities Inc.
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2004 (UNAUDITED) continued

8. Legal Matters

The Investment Manager, certain affiliates of the Investment Manager, certain officers of such affiliates and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Manager or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants intend to move to dismiss the action and otherwise vigorously to defend it. While the Fund believes that it has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

Morgan Stanley Income Securities Inc.
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

                                             FOR THE SIX                  FOR THE YEAR ENDED SEPTEMBER 30
                                             MONTHS ENDED    ---------------------------------------------------------
                                            MARCH 31, 2004     2003        2002        2001        2000        1999
                                            --------------   ---------   ---------   ---------   ---------   ---------
                                             (unaudited)
Selected Per Share Data:

Net asset value, beginning of period......       $17.42        $16.13      $17.10      $16.83      $17.51      $19.04
                                                 ------        ------      ------      ------      ------      ------

Income (loss) from investment operations:
    Net investment income.................         0.46*         0.97*       1.05*       1.28*       1.33*       1.34
    Net realized and unrealized gain
    (loss)................................         0.39          1.21       (0.89)       0.31       (0.72)      (1.55)
                                                 ------        ------      ------      ------      ------      ------

Total income (loss) from investment
 operations...............................         0.85          2.18        0.16        1.59        0.61       (0.21)
                                                 ------        ------      ------      ------      ------      ------

Less dividends and distributions from:
    Net investment income.................        (0.48)        (0.93)      (1.12)      (1.32)      (1.34)      (1.32)
    Paid-in capital.......................      --              --          (0.02)      --          --          --
                                                 ------        ------      ------      ------      ------      ------

Total dividends and distributions.........        (0.48)        (0.93)      (1.14)      (1.32)      (1.34)      (1.32)
                                                 ------        ------      ------      ------      ------      ------

Anti-dilutive effect of acquiring treasury
 shares*..................................         0.02          0.04        0.01       --           0.05       --
                                                 ------        ------      ------      ------      ------      ------

Net asset value, end of period............       $17.81        $17.42      $16.13      $17.10      $16.83      $17.51
                                                 ======        ======      ======      ======      ======      ======

Market value, end of period...............       $16.40        $15.87      $15.23      $17.00      $16.06      $16.31
                                                 ======        ======      ======      ======      ======      ======

Total Return+.............................         6.39%(1)     10.61%      (3.89)%     14.07%       7.17%      (1.04)%

Ratios to Average Net Assets:
Expenses..................................         0.66%(2)      0.67%       0.66%       0.67%       0.65%       0.66%

Net investment income.....................         5.20%(2)      5.81%       6.28%       7.53%       7.89%       7.39%

Supplemental Data:
Net assets, end of period, in thousands...     $191,321      $190,302    $182,461    $194,863    $192,131    $206,782

Portfolio turnover rate...................           17%(1)        56%         62%        105%         26%         38%

---------------------

    *      The per share amounts were computed using an average number of shares outstanding during the period.
    +      Total return is based upon the current market value on the last day of each period reported.
           Dividends and distributions are assumed to be reinvested at the prices obtained under the
           Fund's dividend reinvestment plan. Total return does not reflect brokerage commissions.
    (1)    Not annualized.
    (2)    Annualized.

                                                                              23
                       See Notes to Financial Statements

DIRECTORS

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President and General Counsel

Joseph J. McAlinden
Vice President

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

Investments and services offered through Morgan Stanley DW Inc., member SIPC.

(c) 2004 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
 Income Securities Inc.

Semiannual Report
March 31, 2004

[MORGAN STANLEY LOGO]

                                                     38531RPT-RA04-00152P-Y03/04

Item 2.  Code of Ethics.

Not applicable for semiannual reports.


Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.


Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.


Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.


Item 6. [Reserved.]


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.


Item 8. [Reserved.]


Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

    There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits
(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Income Securities Inc.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 18, 2004
         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 18, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 18, 2004


                                       3